Schedule of Income (Loss) Basic and Diluted Per Share (Details) - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income earned on trust account									$ 2,782,552	$ 3,130,199
Net income (loss)									1,498,591	1,941,118
Weighted average shares outstanding, diluted
Diluted net income/(loss) per share					$ 1			$ 1
Weighted average shares outstanding, basic
Basic net income/(loss) per share					$ 1			$ 1
Alpha Time Acquisition Corp [Member]
Income earned on trust account	$ 162,689		$ 675,837			$ 464,060	$ 1,463,005
Accretion of temporary equity to redemption value	50,000		165,000			104,979	330,000		550,000	8,427,382
Net income (loss)	$ (127,315)	$ 117,969	$ 385,370	$ 442,265		$ (9,346)	$ 827,635		$ 1,498,591	$ 1,941,118
Redeemable Ordinary Shares [Member]
Weighted average shares outstanding, diluted									4,747,637	6,830,959
Diluted net income/(loss) per share									$ 0.44	$ 0.62
Weighted average shares outstanding, basic									4,747,637	6,830,959
Basic net income/(loss) per share									$ 0.44	$ 0.62
Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity	(130,854)		(314,044)			(222,597)	(667,168)		(1,265,212)	(7,330,400)
Income earned on trust account	$ 162,689		$ 675,837			$ 464,060	$ 1,463,005		$ 2,782,552	$ 3,130,199
Accretion of temporary equity to redemption value	50,000		165,000			104,979	330,000		550,000	8,427,382
Net income (loss)	$ 81,835		$ 526,793			$ 346,442	$ 1,125,837		$ 2,067,340	$ 4,227,181
Weighted average shares outstanding, diluted	1,335,250		4,739,226			1,335,250	4,774,843		4,747,637	6,830,959
Diluted net income/(loss) per share	$ 0.06		$ 0.11			$ 0.26	$ 0.24		$ 0.44	$ 0.62
Weighted average shares outstanding, basic	1,335,250		4,739,226			1,335,250	4,774,843
Basic net income/(loss) per share	$ 0.06		$ 0.11			$ 0.26	$ 0.24
Non Redeemable Ordinary Shares [Member]
Weighted average shares outstanding, diluted									2,134,200	2,130,307
Diluted net income/(loss) per share									$ (0.27)	$ (1.07)
Weighted average shares outstanding, basic									2,134,200	2,130,307
Basic net income/(loss) per share									$ (0.27)	$ (1.07)
Non Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity	(209,150)		(141,423)			(355,788)	(298,202)		(568,749)	(2,286,063)
Income earned on trust account
Accretion of temporary equity to redemption value
Net income (loss)	$ (209,150)		$ (141,423)			$ (355,788)	$ (298,202)		$ (568,749)	$ (2,286,063)
Weighted average shares outstanding, diluted	2,134,200		2,134,200			2,134,200	2,134,200		2,134,200	2,130,307
Diluted net income/(loss) per share	$ (0.10)		$ (0.07)			$ (0.17)	$ (0.14)		$ (0.27)	$ (1.07)
Weighted average shares outstanding, basic	2,134,200		2,134,200			2,134,200	2,134,200
Basic net income/(loss) per share	$ (0.10)		$ (0.07)			$ (0.17)	$ (0.14)